Income Taxes - Movement of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation allowance
Balance at beginning of the year	$ 108,247	$ 109,417	$ 101,177
Changes of valuation allowance	(9,572)	(1,170)	8,240
Balance at end of the year	$ 98,675	$ 108,247	$ 109,417